Acquired Assets And Assumed Liabilities Recorded At Fair Value For Abgent And Subsidiaries (Detail) (Abgent Inc. and its subsidiaries, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 14, 2011
Business Acquisition [Line Items]
Current assets	$ 2,823
Property, plant and equipment	807
Goodwill	7,927
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)
Total purchase price	12,074
Trade Names
Business Acquisition [Line Items]
Intangible asset	2,532
Amortization Period	30 years
Customer Relationships
Business Acquisition [Line Items]
Intangible asset	243
Amortization Period	10 years
Patents
Business Acquisition [Line Items]
Intangible asset	484
Patents | Minimum
Business Acquisition [Line Items]
Amortization Period	5 years 10 months 24 days
Patents | Maximum
Business Acquisition [Line Items]
Amortization Period	10 years
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 1,105
Amortization Period	5 years